GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of goodwill

	Reporting units/operating segment
	Express	Freight
	delivery	delivery	Store+	Others	Total
Balance as of January 1, 2018	241,623	5,580	181,176	20,205	448,584
Goodwill acquired	—	—	20,492	—	20,492
Balance as of December 31, 2018	241,623	5,580	201,668	20,205	469,076
Goodwill acquired	—	—	—	21,910	21,910
Balance as of December 31, 2019	241,623	5,580	201,668	42,115	490,986
Balance as of December 31, 2019 (US$)	34,707	802	28,968	6,049	70,526